Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employee benefits, mandatory contributions to defined contribution retirement plans for full time employees	¥ 37,425	¥ 80,285	¥ 122,064